Other non-current liabilities	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	24. Other non-current liabilities

Other non-current liabilities include deferred income and customer contributions which will not be recognised as income until after 31 March
2025. It also includes contingent consideration and other payables that are not due until after that date.

Other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost.

	2024	2023
	£m	£m
Deferred income	11	84
Customer contributions[1]	411	421
Other payables²	458	416
	880	921
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of the IFA1 interconnector in accordance with the Use of Revenue regime constructed by Ofgem.
There is no material difference between the fair value and the carrying value of other payables.